Loans Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Payable
Lines of credit and loan agreements			$ 81,067
Term loans	90,440	103,800	127,767
Total	90,440	103,800	208,834
Less current portion	(27,335)	(25,934)	(105,028)
Non-current portion	$ 461,650	$ 77,866	$ 103,806